Sales of Advances and MSRs - Summary of the Assets and Liabilities Sold in Connection with the HLSS Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Net assets of advance SPEs	$ 0	$ 0	$ 76,334
HLSS [Member]
Related Party Transaction [Line Items]
Sale of MSRs accounted for as a financing		417,167	316,607
Sale of advances and match funded advances		3,839,954	2,827,227
Match funded advances		0	413,374
Debt service account		0	14,786
Prepaid lender fees and debt issuance costs		0	5,422
Other prepaid expenses		0	1,928
Match funded liabilities		0	(358,335)
Accrued interest payable and other accrued expenses		0	(841)
Net assets of advance SPEs		0	76,334
Sales price, as adjusted		4,257,121	3,220,168
Amount due from HLSS for post-closing adjustments at December 31		0	(1,410)
Cash received on current year sales		4,257,121	3,218,758
Amount received from HLSS as settlement of post-closing adjustments outstanding at the end of the previous year		1,410	0
Total cash received		$ 4,258,531	$ 3,218,758